Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 5 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	June 30, 2023	December 31, 2022
Accounts receivable	$3,592,789	$2,916,609
Accounts receivable – related parties	601,576	272,546
Less: allowance for estimated credit losses	(162,009)	(94,447)
Accounts receivable, net	$4,032,356	$3,094,708

The accounts receivable due from related parties represented the management service rendered to the portfolio assets of a related companies, which are controlled by the holding company, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers. The amount is unsecured, interest-free and with a credit term mutually agreed.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a quarterly basis, the probable losses and an allowance for credit losses determined in accordance with the CECL model, based on historical losses, current economic conditions, forecasted future economic and market considerations, and in some cases, evaluating specific customer accounts for risk of loss. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

For the three and six months ended June 30, 2023, the Company has assessed the probable loss and made an allowance for estimated credit losses of $67,949 and $67,949 on accounts receivable, respectively.

For the three and six months ended June 30, 2022, there was no estimated credit losses to accounts receivable.

NOTE 6 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December,
	2022	2021
Accounts receivable	$2,916,609	$1,003,303
Accounts receivable – related parties	272,546	238,892
Less: allowance for doubtful accounts	(94,447)	(94,576)
Accounts receivable, net	$3,094,708	$1,147,619

The accounts receivable due from related parties represented the management service rendered to the portfolio assets of related companies, which are controlled by the shareholder, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers. The amount is unsecured, interest-free and with a credit term mutually agreed.

The following table presents the activity in the allowance for doubtful accounts:

	As of December 31,
	2022	2021
Balance at beginning of year	$94,576	$95,121
Foreign translation adjustment	(129)	(545)
Balance at end of year	$94,447	$94,576

For the years ended December 31, 2022 and 2021, the Company had no provision for the allowance of doubtful accounts. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

At December 31, 2022 and 2021, no outstanding accounts are 90 days or more past due.